Consolidated Statement of Cash Flows - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of cash flows [abstract]
Adjusted net income	R$ 60,953	R$ 61,134	R$ 62,855
Net income	15,064	27,813	25,639
Adjustments to net income:	45,889	33,321	37,216
Share-based payment	217	(141)	(98)
Adjustments to fair value of financial assets through Profit or Loss and Derivatives	739	310	551
Effects of changes in exchange rates on cash and cash equivalents	11,677	(54)	(990)
Expected Loss from Financial Assets and Claims	25,980	18,567	10,182
Income from interest and foreign exchange variation from operations with subordinated debt	20,774	4,433	8,759
Provision for insurance and private pension	10,316	15,071	20,136
Depreciation and amortization	3,729	3,561	3,567
Expense from update / charges on the provision for civil, labor, tax and legal obligations	893	1,925	1,037
Provision for civil, labor, tax and legal obligations	3,602	5,132	2,465
Revenue from update / charges on deposits in guarantee	(344)	(519)	(199)
Deferred taxes (excluding hedge tax effects)	(239)	2,499	10,287
Income from share in the net income of associates and joint ventures and other investments	(1,399)	(1,315)	(747)
Income from Financial assets - At fair value through other comprehensive income	(1,107)	(628)	254
Income from interest and foreign exchange variation of financial assets at fair value through other comprehensive income	(21,057)	(8,420)	(12,808)
Income from Interest and foreign exchange variation of financial assets at amortized cost	(8,309)	(3,332)	(4,353)
(Gain) loss on sale of investments and fixed assets	(4,165)	(168)	(297)
Other	4,582	(3,600)	(530)
Change in assets and liabilities	(1,462)	(25,974)	(33,132)
Interbank deposits	(21,775)	(6,897)	(9,404)
Securities purchased under agreements to resell	(21,639)	62,487	(29,561)
Compulsory deposits with the Central Bank of Brazil	1,189	2,900	4,689
Loan operations	(141,951)	(63,999)	(51,919)
Derivatives (assets / liabilities)	(3,012)	1,918	217
Financial assets designated at fair value through profit or loss	(108,696)	(18,202)	(13,105)
Other financial assets	1,841	(19,143)	(15,323)
Other tax assets	534	3	(1,669)
Other assets	(18,008)	(9,232)	(7,447)
Deposits	301,950	43,636	60,486
Deposits received under securities repurchase agreements	16,781	(73,654)	17,603
Funds from interbank markets	(18,827)	40,192	10,083
Funds from institutional markets	18,611	121	(1,125)
Other financial liabilities	1,843	19,652	11,486
Financial liabilities at fair value throught profit or loss	(60)	9	(273)
Provision for insurance and private pension	(9,004)	781	(1,409)
Provisions	(3,550)	673	(495)
Tax liabilities	(1,910)	(3,526)	(1,739)
Other liabilities	10,048	2,568	(348)
Payment of income tax and social contribution	(5,827)	(6,261)	(3,879)
Net cash from / (used in) operating activities	59,491	35,160	29,723
Dividends / Interest on capital received from investments in associates and joint ventures	487	838	671
Cash from the sale of financial assets - At fair value through other comprehensive income	38,738	9,074	16,622
Cash upon sale of investments in associates and joint ventures	4,982	68	266
Cash upon sale of fixed assets	331	175	215
Mutual rescission of intangible assets agreements	309	64	35
(Purchase) of financial assets at fair value through other comprehensive income	(50,598)	(24,820)	(591)
(Purchase) / redemptions of financial assets at amortized cost	11,863	(19,359)	5,479
(Purchase) of investments in associates and joint ventures	(52)	(387)	(6,718)
(Purchase) of fixed assets	(1,716)	(1,621)	(1,483)
(Purchase) of intangible assets	(3,591)	(2,691)	(1,381)
Net cash from / (used in) investment activities	753	(38,659)	13,115
Funding from institutional markets	5,260	8,548	2,906
Redemptions in institutional markets	(10,581)	(2,833)	(15,048)
Change in non-controllinginterests stockholders	3,330	1,617	128
Result of delivery of treasury shares	494	742	1,187
Purchase of treasury shares			(510)
Dividends and interest on capital paid to non-controlling interests	(506)	(227)	(154)
Dividends and interest on capital paid	(11,552)	(25,915)	(20,093)
Net cash from / (used in) financing activities	(13,555)	(21,302)	(31,584)
Net increase / (decrease) in cash and cash equivalents	46,689	(24,801)	11,254
Cash and cash equivalents at the beginning of the period	70,811	95,558	83,314
Effects of changes in exchange rates on cash and cash equivalents	(11,677)	54	990
Cash and cash equivalents at the end of the period	105,823	70,811	95,558
Cash	46,224	30,367	37,159
Interbank deposits	3,888	4,561	3,295
Securities purchased under agreements to resell - Collateral held	55,711	35,883	55,104
Additional information on cash flow (Mainly Operating activities)
Interest received	121,558	134,225	122,405
Interest paid	77,011	77,315	84,668
Non-cashtransactions
Loans transferred to assets held for sale	0	0	0
Dividends and interest on capital declared and not yet paid	R$ 3,178	R$ 838	R$ 515